13F-HR
          03/31/2013

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      5/15/2013

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                42
FORM 13F Information Table Value Total:                            312,660
List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AAron Inc                     COM     002535300       203             7074        SH    SOLE                7074
Abercrombie & Fitch           COM     002896207       232             5029        SH    SOLE                5029
Alere Inc                     COM     01449J105       237             9283        SH    SOLE                9283
AMKOR			      COM     031652100	      111	     27793	  SH	SOLE		   27793
Big Lots Inc                  COM     089302103       215             6098        SH    SOLE                6098
Booz Allen                    COM     099502106       151            11202        SH    SOLE               11202
Brocade Communications        COM     111621306       177            30598        SH    SOLE               30598
Corelogic                     COM     21871D103       248             9605        SH    SOLE                9605
Cornerstone                   COM     21925Y103       296             8690        SH    SOLE                8690
Delek US                      COM     246647101       256             6476        SH    SOLE                6476
Endeavour                     COM     29258Y103       199            31974        SH    SOLE               31974
Gamestop Corp                 COM     36467W109       336            12012        SH    SOLE               12012
Gran Tierra                   COM     38500T101       125            21322        SH    SOLE               21322
Grand Canyon Ed               COM     38526M106       235             9260        SH    SOLE                9260
IDT Corp                      COM     448947507       255            21118        SH    SOLE               21118
Kulicke & Soffa               COM     501242101       331            28619        SH    SOLE               28619
Medifast Inc                  COM     58470H101       351            15311        SH    SOLE               15311
Mine Safety Appliances        COM     602720104       349             7026        SH    SOLE                7026
Netscout Sys Inc              COM     64115T104       258            10520        SH    SOLE               10520
Newcastle                     COM     65105M108       117            10438        SH    SOLE               10438
Omnivision Tech               COM     682128103       140            10150        SH    SOLE               10150
Parker Drilling               COM     701081101       109            25570        SH    SOLE               25570
Pilgrims Pride                COM     72147K108       159            17291        SH    SOLE               17291
Partner Communications        COM     70211M109        73            11729        SH    SOLE               11729
Pioneer Drilling              COM     723664108       165            19992        SH    SOLE               19992
Silvercorp Metal              COM     82835P103       228            58017        SH    SOLE               58017
Solarwinds Inc                COM     83416B109       387             6547        SH    SOLE                6547
Sothebys                      COM     835898107       220             5877        SH    SOLE                5877
Stone Energy                  COM     861642106       213             9783        SH    SOLE                9783
TOUSA Inc                     COM     872962105        94            31608        SH    SOLE               31608
Tupperware                    COM     899896104       564             6895        SH    SOLE                6895
ipath GSCI                    ETF     06738C794      1944            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     32584          1142895        SH    SOLE             1142895
ishares MSCI EAFE             ETF     464287465     67340          1141747        SH    SOLE             1141747
ishares MSCI EM Index         ETF     464287234    174414          4077952        SH    SOLE             4077952
ishares MSCI Taiwan           ETF     464286731       217            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      3256            34840        SH    SOLE               34840
ishares S&P 100 Index         ETF     464287101      2556            36285        SH    SOLE               36285
S&P 500 Depository            ETF     78462F103      3323            21210        SH    SOLE               21210
S&P GSCI Commodity Index      ETF     46428R107      1429            43430        SH    SOLE               43430
Vanguard MSCI EM Index        ETF     922042858     16241           378000        SH    SOLE              378000
ishares Russell 1000          ETF     464287614      2322            32530        SH    SOLE               32530